UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

135 East 57th Street

6th Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

(212) 908-5090

(Registrant’s telephone number)

Armen Arus

Transparent Value Trust

135 East 57th Street

15th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Date of fiscal year end: September 30

Date of reporting period:   December 31, 2010

Item 1. Schedule of Investments.

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 99.67%
Basic Materials 13.21%
Alpha Natural Resources, Inc.(a)	5,360	$321,761
Arch Coal, Inc.	9,040	316,942
Cliffs Natural Resources, Inc.	5,210	406,432
The Dow Chemical Co.	7,580	258,781
Eastman Chemical Co.	3,640	306,051
EI du Pont de Nemours & Co.	6,060	302,273
FMC Corp.	3,280	262,039
Freeport-McMoRan Copper & Gold, Inc.	2,910	349,462
International Flavors & Fragrances, Inc.	5,390	299,630
International Paper Co.	13,270	361,475
Lubrizol Corp.	2,820	301,402
Peabody Energy Corp.	5,440	348,051
Southern Copper Corp.	5,560	270,994
Walter Energy, Inc.	3,160	403,975

		4,509,268

Consumer Goods 10.11%
BorgWarner, Inc.(a)	5,770	417,517
Coach, Inc.	7,880	435,843
The Estee Lauder Cos., Inc. - Class A	3,570	288,099
Ford Motor Co.(a)	19,310	324,215
Green Mountain Coffee Roasters, Inc.(a)	15,120	496,843
Hasbro, Inc.	7,370	347,716
Herbalife, Ltd.	3,440	235,193
Johnson Controls, Inc.	7,050	269,310
Polo Ralph Lauren Corp.	2,540	281,737
TRW Automotive Holdings Corp.(a)	6,730	354,671

		3,451,144

Consumer Services 14.96%
Amazon.com, Inc.(a)	2,780	500,400
Cablevision Systems Corp. - Class A	11,470	388,145
Chipotle Mexican Grill, Inc.(a)	1,390	295,597
Comcast Corp. - Class A	26,680	586,160
Darden Restaurants, Inc.	4,910	228,020
Expedia, Inc.	17,130	429,792
Las Vegas Sands Corp.(a)	6,710	308,325
Liberty Media Corp. - Series A(a)	5,070	317,179
priceline.com, Inc.(a)	680	271,694
Southwest Airlines Co.	23,960	311,001
Starbucks Corp.	8,610	276,639
Time Warner Cable, Inc.	8,610	568,518
Whole Foods Market, Inc.(a)	7,100	359,189
Wynn Resorts, Ltd.	2,540	263,754

		5,104,413

Financials 13.04%
Affiliated Managers Group, Inc.(a)	2,830	280,793
Aflac, Inc.	7,800	440,154
American Financial Group, Inc.	9,990	322,577

Ameriprise Financial, Inc.	6,400	368,320
Axis Capital Holdings, Ltd.	8,030	288,116
Citigroup, Inc.(a)	58,670	277,509
Federated Investors, Inc. - Class B	10,900	285,253
Franklin Resources, Inc.	2,410	268,016
Marsh & McLennan Cos, Inc.	13,160	359,795
Moody’s Corp.	10,700	283,978
MSCI, Inc. - Class A(a)	10,110	393,886
The NASDAQ OMX Group, Inc.(a)	12,590	298,509
State Street Corp.	5,850	271,089
UDR, Inc.	13,220	310,934

		4,448,929

Health Care 5.04%
CIGNA Corp.	9,220	338,005
Coventry Health Care, Inc.(a)	13,400	353,760
Humana, Inc.(a)	5,860	320,776
UnitedHealth Group, Inc.	11,580	418,154
Universal Health Services, Inc. - Class B	6,670	289,612

		1,720,307

Industrials 10.99%
Amphenol Corp. - Class A	5,920	312,458
Bucyrus International, Inc.	2,620	234,228
CSX Corp.	3,970	256,502
Cummins, Inc.	2,800	308,028
Expeditors International of Washington, Inc.	6,580	359,268
Joy Global, Inc.	3,850	333,988
Mettler-Toledo International, Inc.(a)	1,830	276,714
MSC Industrial Direct Co. - Class A	5,080	328,625
Nalco Holding Co.	8,200	261,908
Rockwell Automation, Inc.	3,790	271,781
Timken Co.	5,370	256,310
Union Pacific Corp.	2,940	272,420
WW Grainger, Inc.	2,010	277,601

		3,749,831

Oil & Gas 13.49%
Anadarko Petroleum Corp.	4,260	324,442
Apache Corp.	2,430	289,729
Cimarex Energy Co.	3,540	313,396
ConocoPhillips	4,140	281,934
EXCO Resources, Inc.	15,090	293,048
Halliburton Co.	9,020	368,287
Murphy Oil Corp.	4,480	333,984
National Oilwell Varco, Inc.	5,440	365,840
Newfield Exploration Co.(a)	4,170	300,699
Occidental Petroleum Corp.	2,850	279,585
Patterson-UTI Energy, Inc.	12,030	259,246
Quicksilver Resources, Inc.(a)	21,270	313,520
Sunoco, Inc.	6,030	243,069
Whiting Petroleum Corp.(a)	2,980	349,226
The Williams Cos, Inc.	11,610	286,999

		4,603,004

Technology 15.65%
Altera Corp.	11,910	423,758
Analog Devices, Inc.	9,110	343,174
Apple, Inc.(a)	1,630	525,773
Broadcom Corp. - Class A	10,370	451,613

Citrix Systems, Inc.(a)	3,710	253,801
Cognizant Technology Solutions Corp. - Class A(a)	7,950	582,656
Google, Inc. - Class A(a)	640	380,141
KLA-Tencor Corp.	8,160	315,302
Lam Research Corp.(a)	8,930	462,395
Linear Technology Corp.	11,390	393,980
Maxim Integrated Products, Inc.	16,440	388,313
Texas Instruments, Inc.	11,730	381,225
VMware, Inc. - Class A(a)	4,930	438,326

		5,340,457

Telecommunications 1.85%
MetroPCS Communications, Inc.(a)	49,970	631,121

Utilities 1.33%
AES Corp.(a)	37,190	452,974

TOTAL COMMON STOCKS (Cost $31,930,657)
		34,011,448

	Shares	Value
SHORT TERM INVESTMENTS 0.42%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00004% 7-day yield)	144,106	144,106

TOTAL SHORT TERM INVESTMENTS (Cost $144,106)		144,106

Total Investments - 100.09% (Cost $32,074,763)		34,155,554

Liabilities in Excess of Other Assets - (0.09%)		(30,509)

NET ASSETS - 100.00%		$34,125,045

(a)	Non-Income Producing Security.

See Notes to Quarterly Schedule of Investments.

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 99.66%
Basic Materials 1.19%
Newmont Mining Corp.	6,500	$399,295

Consumer Goods 13.48%
Activision Blizzard, Inc.	28,490	354,416
Brown-Forman Corp. - Class B	4,760	331,391
The Coca-Cola Co.	3,330	219,014
Hansen Natural Corp.(a)	8,100	423,468
HJ Heinz Co.	7,489	370,406
Hormel Foods Corp.	6,340	324,988
The J.M. Smucker Co.	3,920	257,348
Kraft Foods, Inc. - Class A	10,020	315,730
Lear Corp.(a)	2,780	274,414
Lorillard, Inc.	4,497	369,024
McCormick & Co., Inc	5,140	239,164
Philip Morris International, Inc.	5,943	347,844
The Procter & Gamble Co.	3,770	242,524
The Scotts Miracle-Gro Co. - Class A	9,230	468,607

		4,538,338

Consumer Services 14.34%
Advance Auto Parts, Inc.	6,540	432,621
AutoZone, Inc.(a)	1,710	466,129
CarMax, Inc.(a)	6,670	212,640
Costco Wholesale Corp.	3,460	249,846
DIRECTV - Class A(a)	10,358	413,595
Discovery Communications, Inc. - Class A(a)	6,100	254,370
Dollar Tree, Inc.(a)	8,580	481,166
IHS, Inc. - Class A(a)	3,730	299,855
The Kroger Co.	17,008	380,299
O’Reilly Automotive, Inc.(a)	7,767	469,282
Ross Stores, Inc.	6,527	412,833
Sirius XM Radio, Inc.(a)	204,830	335,921
United Continental Holdings, Inc.(a)	7,830	186,511
Wal-Mart Stores, Inc.	4,340	234,056

		4,829,124

Financials 13.89%
Arch Capital Group, Ltd.(a)	3,640	320,502
Everest Re Group, Ltd.	2,820	239,192
The Goldman Sachs Group, Inc.	1,680	282,509
The Hanover Insurance Group, Inc.	6,390	298,541
HCC Insurance Holdings, Inc.	7,720	223,417
Health Care REIT, Inc.	8,766	417,612
Mastercard, Inc. - Class A	1,160	259,968
Nationwide Health Properties, Inc.	6,970	253,569
New York Community Bancorp, Inc.	32,722	616,810
PartnerRe, Ltd.	4,000	321,400
Piedmont Office Realty Trust, Inc. - Class A	14,210	286,189
Rayonier, Inc.	7,250	380,770
RenaissanceRe Holdings, Ltd.	4,460	284,057
Transatlantic Holdings, Inc.	4,440	229,193

Validus Holdings, Ltd.	8,530	261,103

		4,674,832

Health Care 19.43%
Alexion Pharmaceuticals, Inc.(a)	5,600	451,080
Allergan, Inc.	5,140	352,964
Baxter International, Inc.	6,560	332,067
Becton Dickinson and Co.	3,930	332,164
Biogen Idec, Inc.(a)	5,560	372,798
Bristol-Myers Squibb Co.	12,430	329,146
Cephalon, Inc.(a)	8,560	528,323
DaVita, Inc.(a)	5,120	355,789
Eli Lilly & Co.	10,860	380,534
Forest Laboratories, Inc.(a)	11,400	364,572
Gen-Probe, Inc.(a)	6,270	365,854
Hospira, Inc.(a)	4,610	256,731
Illumina, Inc.(a)	4,430	280,596
Laboratory Corp. of America Holdings(a)	4,783	420,521
Pfizer, Inc.	22,850	400,104
Talecris Biotherapeutics Holdings Corp.(a)	16,810	391,673
United Therapeutics Corp.(a)	5,750	363,515
Watson Pharmaceuticals, Inc.(a)	5,050	260,833

		6,539,264

Industrials 6.73%
Aptargroup, Inc.	5,940	282,566
CH Robinson Worldwide, Inc.	3,623	290,528
Corrections Corp. of America(a)	22,209	556,558
KBR, Inc.	8,950	272,706
Stericycle, Inc.(a)	5,190	419,975
Waste Connections, Inc.	16,050	441,857

		2,264,190

Oil & Gas 1.56%
First Solar, Inc.(a)	4,040	525,766

Technology 11.85%
Akamai Technologies, Inc.(a)	4,680	220,194
DST Systems, Inc.	10,102	448,024
IAC/InterActiveCorp.(a)	8,030	230,461
Intuit, Inc.(a)	4,880	240,584
Microchip Technology, Inc.	10,030	343,126
NetApp, Inc.(a)	4,880	268,205
Red Hat, Inc.(a)	12,660	577,929
Rovi Corp.(a)	6,020	373,300
Salesforce.com, Inc.(a)	3,240	427,680
Synopsys, Inc.(a)	15,940	428,945
Xilinx, Inc.	14,920	432,382

		3,990,830

Telecommunications 5.47%
AT&T, Inc.	7,820	229,752
Crown Castle International Corp.(a)	9,080	397,976
SBA Communications Corp. - Class A(a)	11,710	479,407
Verizon Communications, Inc.	13,060	467,287
Windstream Corp.	19,240	268,206

		1,842,628

Utilities 11.72%
Allegheny Energy, Inc.	9,850	238,764
American Electric Power Co., Inc.	8,010	288,200
American Water Works Co., Inc	9,990	252,647
Covanta Holding Corp.	15,590	267,992
Duke Energy Corp.	16,000	284,960
ITC Holdings Corp.	3,540	219,409
NSTAR	5,170	218,122
NV Energy, Inc.	16,210	227,750
PPL Corp.	9,730	256,094
Progress Energy, Inc.	7,050	306,534
Questar Corp.	14,400	250,704
Sempra Energy	5,720	300,186
Southern Co.	9,270	354,392
Westar Energy, Inc.	9,270	233,233
Xcel Energy, Inc.	10,400	244,920

		3,943,907

TOTAL COMMON STOCKS (Cost $32,368,815)		33,548,174

	Shares	Value
SHORT TERM INVESTMENTS 0.36%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00004% 7-day yield)	121,542	121,542

TOTAL SHORT TERM INVESTMENTS (Cost $121,542)		121,542

Total Investments - 100.02% (Cost $32,490,357)		33,669,716

Liabilities in Excess of Other Assets - (0.02%)		(6,136)

NET ASSETS - 100.00%		$33,663,580

(a)	Non-Income Producing Security.

Abbreviations:

REIT - Real Estate Investment Trust.

See Notes to Quarterly Schedule of Investments.

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 99.63%
Basic Materials 3.15%
Eastman Chemical Co.	3,320	$279,146
EI du Pont de Nemours & Co.	5,540	276,335
FMC Corp.	3,000	239,670
International Flavors & Fragrances, Inc.	4,920	273,503
		1,068,654

Consumer Goods 8.02%
Avon Products, Inc.	7,620	221,437
The Estee Lauder Cos., Inc. - Class A	3,260	263,082
Ford Motor Co.(a)	17,640	296,176
Green Mountain Coffee Roasters, Inc.(a)	13,820	454,125
Hasbro, Inc.	6,730	317,521
Lear Corp.(a)	2,980	294,156
Philip Morris International, Inc.	6,340	371,080
The Scotts Miracle-Gro Co. - Class A	9,880	501,608

		2,719,185

Consumer Services 14.69%
Cablevision Systems Corp. - Class A	10,480	354,643
CarMax, Inc.(a)	7,140	227,623
Chipotle Mexican Grill, Inc.(a)	1,270	270,078
Comcast Corp. - Class A	24,390	535,848
Discovery Communications, Inc. - Class A(a)	6,530	272,301
IHS, Inc. - Class A(a)	3,990	320,756
Liberty Global, Inc. - Class A(a)	5,890	208,388
Liberty Media Corp. - Series A(a)	4,630	289,653
O’Reilly Automotive, Inc.(a)	8,310	502,090
priceline.com, Inc.(a)	620	247,721
Ross Stores, Inc.	6,990	442,118
Sirius XM Radio, Inc.(a)	219,120	359,357
Southwest Airlines Co.	21,890	284,132
Starbucks Corp.	7,870	252,863
United Continental Holdings, Inc.(a)	8,380	199,612
Yum! Brands, Inc.	4,430	217,292

		4,984,475

Financials 15.68%
American Financial Group, Inc.	9,130	294,808
Arch Capital Group, Ltd.(a)	3,890	342,515
Axis Capital Holdings, Ltd.	7,330	263,000
Everest Re Group, Ltd.	3,020	256,156
The Goldman Sachs Group, Inc.	1,790	301,006
The Hanover Insurance Group, Inc.	6,840	319,565
HCC Insurance Holdings, Inc.	8,260	239,044
Health Care REIT, Inc.	9,370	446,387
Marsh & McLennan Cos, Inc.	12,040	329,174
MSCI, Inc. - Class A(a)	9,240	359,990
Nationwide Health Properties, Inc.	7,460	271,395
New York Community Bancorp, Inc.	35,010	659,939
Rayonier, Inc.	7,770	408,080

RenaissanceRe Holdings, Ltd.	4,770	303,801
Transatlantic Holdings, Inc.	4,750	245,195
Validus Holdings, Ltd.	9,120	279,163

		5,319,218

Health Care 11.67%
Alexion Pharmaceuticals, Inc.(a)	5,990	482,495
Allergan, Inc.	5,500	377,685
Biogen Idec, Inc.(a)	5,940	398,277
CIGNA Corp.	8,430	309,044
Forest Laboratories, Inc.(a)	12,200	390,156
Gen-Probe, Inc.(a)	6,710	391,529
Humana, Inc.(a)	5,360	293,406
United Therapeutics Corp.(a)	6,160	389,435
UnitedHealth Group, Inc.	10,580	382,044
Universal Health Services, Inc. - Class B	6,100	264,862
Watson Pharmaceuticals, Inc.(a)	5,390	278,393

		3,957,326

Industrials 11.65%
Aptargroup, Inc.	6,350	302,069
CH Robinson Worldwide, Inc.	3,890	311,939
Corrections Corp. of America(a)	23,760	595,426
CSX Corp.	3,620	233,888
KBR, Inc.	9,580	291,903
Mettler-Toledo International, Inc.(a)	1,680	254,033
MSC Industrial Direct Co. - Class A	4,640	300,162
Nalco Holding Co.	7,480	238,911
Stericycle, Inc.(a)	5,550	449,106
Union Pacific Corp.	2,680	248,329
Waste Connections, Inc.	17,170	472,690
WW Grainger, Inc.	1,840	254,122

		3,952,578

Oil & Gas 7.10%
Apache Corp.	2,220	264,691
Cimarex Energy Co.	3,230	285,952
ConocoPhillips	3,790	258,099
Devon Energy Corp.	3,060	240,240
EXCO Resources, Inc.	13,790	267,802
First Solar, Inc.(a)	4,320	562,205
Newfield Exploration Co.(a)	3,810	274,739
Occidental Petroleum Corp.	2,600	255,060

		2,408,788

Technology 23.58%
Akamai Technologies, Inc.(a)	5,020	236,191
Altera Corp.	10,890	387,466
Analog Devices, Inc.	8,320	313,414
Apple, Inc.(a)	1,480	477,389
Broadcom Corp. - Class A	9,470	412,419
CA, Inc.	9,750	238,290
Citrix Systems, Inc.(a)	3,390	231,910
Cognizant Technology Solutions Corp. - Class A(a)	7,270	532,818
DST Systems, Inc.	10,810	479,424
Google, Inc. - Class A(a)	580	344,503
KLA-Tencor Corp.	7,450	287,868
Linear Technology Corp.	10,410	360,082
Maxim Integrated Products, Inc.	15,020	354,772
Microchip Technology, Inc.	10,730	367,073

NetApp, Inc.(a)	5,220	286,891
Red Hat, Inc.(a)	13,540	618,101
Rovi Corp.(a)	6,440	399,344
Salesforce.com, Inc.(a)	3,470	458,040
Texas Instruments, Inc.	10,720	348,400
VMware, Inc. - Class A(a)	4,510	400,984
Xilinx, Inc.	15,960	462,521

		7,997,900

Telecommunications 1.70%
MetroPCS Communications, Inc.(a)	45,670	576,812

Utilities 2.39%
Dominion Resources, Inc.	5,170	220,862
Questar Corp.	15,410	268,288
Sempra Energy	6,120	321,178

		810,328

TOTAL COMMON STOCKS (Cost $32,349,900)		33,795,264

	Shares	Value
SHORT TERM INVESTMENTS 0.44%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00004% 7-day yield)	150,620	150,620

TOTAL SHORT TERM INVESTMENTS (Cost $150,620)		150,620

Total Investments - 100.07% (Cost $32,500,520)		33,945,884

Liabilities in Excess of Other Assets -(0.07%)		(22,308)

NET ASSETS - 100.00%		$33,923,576

(a) Non-Income Producing Security.

Abbreviations:

REIT - Real Estate Investment Trust.

See Notes to Quarterly Schedule of Investments.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

1. ORGANIZATION

The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund (each, a “Fund”, and collectively, the “Funds”) were organized as non-diversified series of the Transparent Value Trust (the “Trust”) on June 9, 2009. The Funds commenced operations on April 27, 2010, and the only transaction prior to commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Trust is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The affairs of the Trust are managed by a Board of Trustees (the “Board”). The Board has delegated the day-to-day operations of the Funds to the investment adviser, which operates the Funds under the Board’s general supervision. The investment adviser to the Funds is Guggenheim Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). Guggenheim Investment Management, LLC, a Delaware corporation, serves as the investment advisor (the “Adviser”) to the Funds. The Adviser’s principal place of business is located at 135 East 57th Street, 6th Floor, New York, NY 10022. The Adviser, which was formed in 2001, is a diversified financial services firm with a sophisticated array of wealth and investment management services. The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. Transparent Value Advisors, LLC, a Delaware limited liability company formed in 2006, serves as the investment sub-adviser to the Funds. The Sub-Adviser selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. For its services, the Sub-Adviser is paid a fee by the Adviser from the advisory fee the Adviser receives from the Funds. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), Dow Jones RBP® U.S. Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”) and the Dow Jones RBP® U.S. Large-Cap Market IndexSM the “Market Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares and Class F-1 Shares. Shares issued by the Funds are subject to a 2% redemption fee, if redeemed within 60 days of purchase. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset value (“NAV”) of the Fund share classes (Class A and Class F-1) will be computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of a Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At December 31, 2010, none of the Funds assets were valued at their fair value using methods determined by the Board of Trustees.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The Schedule of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The following is a summary of the inputs used as of December 31, 2010 in valuing the Funds’ investments carried at value:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$34,011,448	$–	$–	$34,011,448
Short Term Investments	144,106	–	–	144,106
TOTAL	$34,155,554	$–	$–	$34,155,554

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$33,548,174	$–	$–	$33,548,174
Short Term Investments	121,542	–	–	121,542
TOTAL	$33,669,716	$–	$–	$33,669,716

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$33,795,264	$–	$–	$33,795,264
Short Term Investments	150,620	–	–	150,620
TOTAL	$33,945,884	$–	$–	$33,945,884

For the three months ended December 31, 2010, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. Income Tax: The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

Net unrealized appreciation (depreciation) of investments based on federal tax costs were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund:

Gross appreciation (excess of value over tax cost)	$2,330,345
Gross depreciation (excess of tax cost over value)	(249,808)

Net unrealized appreciation	2,080,537

Total cost for federal income tax purposes	$32,075,017

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund:

Gross appreciation (excess of value over tax cost)	$1,485,190
Gross depreciation (excess of tax cost over value)	(304,823)

Net unrealized appreciation	1,180,367

Total cost for federal income tax purposes	$32,489,349

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund:

Gross appreciation (excess of value over tax cost)	$1,755,915
Gross depreciation (excess of tax cost over value)	(309,085)
Net unrealized appreciation	1,446,830
Total cost for federal income tax purposes	$32,499,054

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	March 1, 2011

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	March 1, 2011